CONTINGENT LIABILITIES AND COMMITMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS	24. CONTINGENT LIABILITIES AND COMMITMENTS

	30 June 2026	31 December 2025
	£m	£m
Guarantees given to third parties	940	716
Formal standby facilities, credit lines and other commitments	40,857	38,105
	41,797	38,821
Other legal, regulatory or tax matters
Santander UK engages in discussion, and co-operates with the FCA, PRA, CMA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints, threatened and issued legal proceedings (including a number of issued omnibus proceedings relating to PPI) brought by or on behalf of current or former employees, customers, investors or other third parties. In addition, Santander UK is subject to audits, reviews, challenges and tax, regulatory or law enforcement investigations or proceedings by relevant regulators or government agencies in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.
In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition, where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.
To the extent that Santander UK incurs certain losses as a result of specific compliance issues, Santander UK has the benefit of certain warranties and indemnities given by Banco de Sabadell, S.A. in the sale and purchase agreement relating to the acquisition of TSB Banking Group plc. Any claims by Santander
UK under that agreement are subject to the contractual limitations of liability as set out therein.
Motor finance broker commissions
As set out in Note 21, in Q1-26, Santander UK updated its provision for historical motor finance commission payments. There continue to be uncertainties as to any future legal or regulatory development and the extent of remediation action. As such, the ultimate financial impact could differ from the amount provided.
Based on Management's range of scenarios, the unweighted provision for the upper range estimate would result in an increase in provision from £623m to
£684m.
German dividend tax arbitrage transactions
In June 2018, the Cologne Criminal Prosecution Office and the German Federal Tax Office commenced an investigation in relation to the historical involvement of
Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions (known as cum/ex transactions). These transactions allegedly exploited a loophole of a specific German settlement mechanism through short-selling and complex derivative structuring which resulted in the German government either refunding withholding tax where such tax had not been paid or refunding it more than once. The German authorities are investigating numerous institutions and individuals in connection with alleged transactions and practices which may be found to be illegal under German law.
During H1-26 we continued to cooperate with the German authorities and, with the assistance of external experts, to progress an internal investigation into the matters in question. From Santander UK plc’s perspective, the investigation is focused principally on the period 2009-2011 and remains on-going. There remain factual issues to be resolved which may have legal consequences including potentially material financial liabilities. These issues create uncertainties which mean that it is difficult to predict the resolution of the matter including timing or the significance of the possible impact. These uncertainties mean it is not currently practicable to make a reliable assessment of the size of any related potential liability. Any potential losses, claims or expenses suffered or incurred by Santander
Financial Services plc in respect of these matters have been fully indemnified by Santander UK plc, as part of the ring-fencing transfer scheme between
Santander UK plc, Santander Financial Services plc and Banco Santander SA.
Payment Protection Insurance claim
AXA France IARD and AXA France Vie (former GE Capital Corporation Group entities (GE Capital), known as Financial Insurance Company Ltd (FICL) and
Financial Assurance Company Ltd (FACL), acquired by AXA SA in 2015) (together, AXA France) brought a claim against (i) Santander Cards UK Limited
(formerly known as GE Capital Bank Limited (GECB), which was acquired by Banco Santander SA in 2008 and subsequently transferred to Santander UK plc);
and (ii) Santander Insurance Services UK Limited (a Banco Santander SA subsidiary) (SISUK and together with GECB the Santander Entities). The claim relates to the allocation of liability for compensation and associated costs in respect of a large number of PPI policies distributed by GECB pre-2005, which were underwritten by FICL and FACL.
On 25 July 2025, the Commercial Court of England and Wales handed down its judgment in relation to the claim brought by AXA France (the Judgment). It found against SISUK in relation to AXA France’s claim pursuant to an indemnity in an agency agreement entered between GECB, FICL and FACL in 2000 and novated by GECB to SISUK in 2010. It also found GECB negligent in the sale of PPI policies, but this element of the claim was time barred to PPI policies sold in the period between 2002 and 2005 and overlaps with the indemnity claim.
In October 2025, the Santander Entities obtained permission to appeal the findings in the Judgment relating to the application of the indemnity arising from PPI sales occurring before the indemnity had been agreed in December 2000 (Santander Appeal). In January 2026, AXA France obtained permission to cross-
appeal the Commercial Court’s rejection of AXA France’s contribution claim made under the Civil Liability (Contribution) Act 1978 against Santander Cards UK
Limited. If the Santander Entities and AXA are both successful in their respective appeals, subject to any further appeal and defences which may be available to the Santander Entities, the Court of Appeal may find that Santander Cards UK Limited has a liability in contribution to AXA France for an amount to be determined by the Court.
With respect to the Santander Appeal and AXA France’s cross-appeal, there are points of legal interpretation to be resolved and, in the case of the cross-appeal, factual points to be determined. In addition to the significant uncertainties outlined above as to whether any exposure for Santander Cards UK Limited will arise, it is noted that any such exposure would represent a reallocation of the costs already paid and recognised by other entities within the Banco Santander SA Group.
The significant uncertainties make it difficult to predict the timing or the significance of the possible impact for the Santander UK group. With that context (and subject to the foregoing), the Santander UK group notes that its maximum potential exposure is approximately £528m. The Santander Appeal and AXA France’s cross appeal were heard in July 2026 with a decision expected in H2 2026.
No customers have suffered loss as a consequence of the claim brought by AXA France or the Judgment, nor does it impact upon past redress paid to customers for PPI complaints.
Whistletree
Following the acquisition of TSB Bank plc (TSB), Santander UK is closely monitoring complaints and threatened or actual legal proceedings relating to TSB. In
2015, TSB purchased a portfolio of ex Northern Rock plc residential mortgage accounts (and, in certain cases, linked unsecured loans) from Cerberus Capital
Management group (the Whistletree portfolio). In 2022, group litigation proceedings were issued against TSB by certain customers (Claimants) who hold (or held) a mortgage within the Whistletree portfolio alleging, in particular, that: (a) the manner in which TSB applied a standard variable rate was in breach of the express and / or implied terms of the Whistletree mortgage contracts; and (b) in relation to certain Whistletree accounts, TSB’s relationship with the Claimants was unfair when assessed in line with s140A Consumer Credit Act 1974 (CCA).
In January 2026, the Court of Appeal handed down a judgment which (a) confirmed that TSB had not breached the express terms of the Whistletree mortgage contracts; and (b) limited TSB’s potential exposure relating to alleged s140A CCA unfairness. The Claimants have not pursued an appeal to the Supreme Court and TSB will continue to vigorously defend the residual proceedings. It is not practicable to reliably estimate the potential exposure arising in connection with the residual proceedings at this point in time. Any potential financial exposure is not expected to have a material adverse impact on Santander UK's financial position.
Off-balance sheet transactions
In 2025 Consumer Finance entered into a wholesale funding agreement with an existing manufacturer partner. Under the terms of the agreement, funding is deferred and no interest is charged during the deferral period. Consequently, no financial asset has been recognised in the balance sheet at 30 June 2026.
Other
In 2016, Visa Europe Ltd was sold to Visa Inc. As a member and shareholder of Visa Europe Ltd, Santander UK received upfront consideration made up of cash and convertible preferred stock. The convertible preferred stock is now held by Santander Equity Investments Limited (SEIL), outside the ring-fenced bank.
Conversion of the preferred stock into Class A Common Stock of Visa Inc. depends on the outcome of litigation against Visa involving UK & Ireland multilateral interchange fees (UK&I MIFs).
In addition, Santander UK and certain other UK&I banks have agreed to indemnify Visa Inc. in the event that the preferred stock is insufficient to meet the costs of this litigation. Visa Inc. has recourse to this indemnity once more than €1bn of losses relating to UK&I MIFs have arisen or once the total value of the preferred stock issued on closing has been reduced to nil. Santander UK's liability under this indemnity is capped at €40m.
At this stage, our assessment is that the litigation will not give rise to more than €1bn of losses relating to UK&I MIFs, which would mean that the indemnity would not be called upon. However, the potential impact of the litigation is still not certain, and therefore it is still possible that the indemnity could be called upon.
As part of the sale of subsidiaries, businesses and other entities, and as is normal in such circumstances, Santander UK plc (and/or, where relevant, its subsidiaries) has given warranties and/or indemnities to the purchasers.